FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade payables and other liabilities	€ 14,357
Lease obligations on right of use assets	643
Other non-current liabilities	239
Total contractual obligations	€ 15,239
Percentage of appreciation in EURO currency	10.00%
Decrease in earnings before income tax due to appreciation in EURO currency	€ 1,637
2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade payables and other liabilities	14,357
Lease obligations on right of use assets	172
Total contractual obligations	14,529
2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	157
Other non-current liabilities	1
Total contractual obligations	158
2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	157
Other non-current liabilities	1
Total contractual obligations	158
2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	157
Other non-current liabilities	1
Total contractual obligations	158
Thereafter
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Other non-current liabilities	236
Total contractual obligations	€ 236